BONDS AND NOTES ISSUED, Maturity Information (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 17,023,586	S/ 14,373,760
Up to 3 Months [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	2,709,847	174,341
From 3 Months to 1 Year [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	2,718,199	3,660,915
From 1 to 3 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	582,747	4,728,629
From 3 to 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	3,062,227	159,754
More than 5 Years [Member]
Bonds and notes issued by maturity [Abstract]
Bonds and notes issued	S/ 7,950,566	S/ 5,650,121